Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
27. Equity
27.1. Capital
The capital of R$12,821,758 (R$12,821,758 as of December 31, 2023) includes the paid-in share capital of R$12,831,619 less transaction costs in issuing shares registered in 2024, totaling R$9,861.
The share capital is represented by ordinary shares, class "A" and "B" preferred shares and 1 special class preferred share held by the State of Paraná. At General Meetings, each ordinary share has the right to one vote, respecting the limitations established in Article 6 of the Bylaws, so that any shareholder or group of shareholders, Brazilian or foreign, public or private, is prohibited from exercising voting rights in excess of the equivalent of 10% of the total number of shares into which Copel's voting capital is divided, regardless of their stake in the share capital.
Class “A” and “B” preferred shares have restricted voting rights as per § 7, Article 5, of the Bylaws. According to Article 17 of Federal Law No. 6,404/1976, dividends paid to preferred shares must be at least 10% higher than those paid to common shares. Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares. Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s Bylaws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares.
The special class preferred share was created under the terms of State Law No. 21,272/2022. As long as the State of Paraná holds shares representing at least 10% of the total shares issued by the Company, this share will grant veto power in General Meeting deliberations that authorize the administrators to approve and execute the Annual Investments by Copel DIS, aimed at changing the Company's name and headquarters, and amending the clauses of the bylaws related to the limitation so that no shareholder or group of shareholders will exercise votes corresponding to more than 10% of the total and the celebration of shareholder agreements for the exercise of voting rights.
The table below presents the composition of the share capital by shares (without nominal value):

12.31.2024	Number of shares in units
	Common shares		Preferred shares						Total
			Class "A"		Class "B"		Special class
	number of shares	%	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	358,562,509	27.57	–	–	116,081,402	6.91	1	100.00	474,643,912	15.91
BNDESPAR	131,161,562	10.09	–	–	524,646,248	31.24	–	–	655,807,810	21.99
Other shareholders	807,999,429	62.14	3,128,000	100.00	1,035,533,040	61.67	–	–	1,846,660,469	61.91
Treasury	2,623,800	0.20	—	—	3,074,600	0.18	–	–	5,698,400	0.19
	1,300,347,300	100.00	3,128,000	100.00	1,679,335,290	100.00	1	100.00	2,982,810,591	100.00
27.2. Equity valuation adjustments

Balance as of January 1, 2023	593,382
Actuarial liabilities
Post employment benefits	(379,126)
Taxes on adjustments	129,007
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(49,322)
Taxes on adjustments	16,769
Other adjustments
Adjustments on financial assets - subsidiaries	(6,373)
Taxes on other adjustments	2,167
Attributed to non-controlling interest	546
Balance as of December 31, 2023	307,050
Actuarial liabilities
Post employment benefits	363,466
Taxes on adjustments	(123,578)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(50,552)
Taxes on adjustments	17,188
Actuarial gain – realization	4,018
Other adjustments
Gains on financial assets - subsidiaries	(569)
Taxes on other adjustments	243
Attributed to non-controlling interest	142
Balance as of December 31, 2024	517,408
(a) The balance as of December 31, 2023 includes R$1,424 of adjustment to the equity valuation of the discontinued operation. The variation in the equity valuation adjustment of the discontinued operation in 2023 resulting from actuarial liability adjustments was R$1,650. In 2024, there was no change in the equity valuation adjustment of the discontinued operation until the date of completion of the divestment (Note 37).
Fair values of fixed assets - deemed costs - were recognized on the first-time adoption of IFRS. The line item “Equity value adjustments” was the balancing item of this adjustment, net of deferred income tax and social contribution. The realization of such adjustments is recorded in the retained earnings line item, to the extent of the depreciation or possible disposal of the measured fixed assets. Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.
27.3. Legal reserve and profit retention reserve
The legal reserve is constituted based on 5% of the net income for the year, before any allocation, limited to 20% of the share capital.
The profit retention reserve aims to cover the Company's investment program, pursuant to article 196 of Law 6,404/1976, and is constituted on the basis of the Capital Budget proposed by the Board of Directors for resolution by the General Meeting.
27.4. Proposed dividend distribution

	12.31.2024	12.31.2023	12.31.2022
Calculation basis for dividends
Net income for the year	2,809,631	2,258,810	1,112,007
Legal Reserve (5%)	(140,482)	(112,941)	(55,600)
Realization of equity evaluation adjustment	33,364	32,553	36,513
	2,702,513	2,178,422	1,092,920
Proposed dividends
Interest on own capital – gross value	883,000	958,000	970,000
Interim dividends	202,110	—	—
Dividends – PNA shares	—	—	258
Additional proposed dividends	1,250,025	131,211	—

Gross value of dividends per class of shares:
Ordinary shares	963,583	454,539	357,961
Class “A” preferred shares	2,552	1,502	1,407
Class “B” preferred shares	1,369,000	633,170	610,890
Gross value of dividends per share (a)
Ordinary shares	0.74182	0.34557	0.33393
Class “A” preferred shares	0.81600	0.48035	0.44976
Class “B” preferred shares	0.81600	0.38012	0.36732

Gross value of dividends per share – Units (b)	—	1.64173	1.86606

(a) Values calculated based on the composition of the share capital on 12.31.2024
(b) The Units program was discontinued in December/2023.
Pursuant to the legal and statutory provisions in force and management’s resolution, the basis for calculating dividends is obtained from the adjusted net income that corresponds to the net income for the year less the portion allocated to the legal reserve, plus the realization amount of equity adjustments for the year.
On September 11, 2024, Copel's Board of Directors authorized the distribution of interim earnings for the first half of 2024, amounting to R$485,112 paid on November 29, 2024, of which R$202,112 in dividends and R$283,000 in the form of JSCP (Interest on equity). On November 25, 2024, Copel's Board of Directors approved the distribution of dividends in the amount of R$600,000, paid on December 23, 2024, in the form of JSCP. Of this amount, R$485,112 was paid to the income statement for the year and R$114,888 to retained earnings reserves from previous years.
These dividend and JSCP amounts, net of withholding taxes, were allocated to the mandatory dividend for 2024, in accordance with the criteria established in the Company's bylaws. The amount of R$1,250,025 in additional dividends will be proposed at the Annual General Meeting, which will decide on the allocation of the 2024 result. Of this amount, of which R$672,455 will be allocated to the result for the year and R$577,570 to retained earnings reserves from previous years.
27.5. Earnings per share - basic and diluted

	Continuing operations	Discontinued operations	12.31.2024	Continuing operations	Discontinued operations	12.31.2023	Continuing operations	Discontinued operations	12.31.2022
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	968,042	191,351	1,159,393	863,846	38,574	902,420	455,053	(45,654)	409,399
Class “A” preferred shares	2,564	506	3,070	2,729	116	2,845	1,724	(149)	1,575
Class “B” preferred shares	1,375,335	271,833	1,647,168	1,291,502	62,043	1,353,545	781,042	(80,009)	701,033
	2,345,941	463,690	2,809,631	2,158,077	100,733	2,258,810	1,237,819	(125,812)	1,112,007
Basic and diluted denominator
Weighted average of shares (in units):
Common shares	1,300,316,644	1,300,316,644	1,300,316,644	1,148,504,091	1,148,504,091	1,148,504,091	1,054,090,460	1,054,090,460	1,054,090,460
Class “A” preferred shares	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000
Class “B” preferred shares	1,679,299,366	1,679,299,366	1,679,299,366	1,679,335,291	1,679,335,291	1,679,335,291	1,679,335,290	1,679,335,290	1,679,335,290
	2,982,744,010	2,982,744,010	2,982,744,010	2,830,967,382	2,830,967,382	2,830,967,382	2,736,553,750	2,736,553,750	2,736,553,750
Basic earnings per share attributable to controlling shareholders
Common shares	0.74447	0.14716	0.89163	0.75215	0.03359	0.78574	0.43170	(0.04331)	0.38839
Class “A” preferred shares	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931	0.55106	(0.04763)	0.50343
Class “B” preferred shares	0.81899	0.16187	0.98086	0.76906	0.03694	0.80600	0.46509	(0.04764)	0.41745

Diluting effect ILP program
Common shares	1,945,897	—	1,945,897	—	—	—	—	—	—
Class “A” preferred shares	—	—	—	—	—	—	—	—	—
Class “B” preferred shares	—	—	—	—	—	—	—	—	—
	1,945,897	—	1,945,897	—	—	—	—	—	—

Diluted earnings per share attributable to controlling shareholders (a)
Common shares	0.74335	0.14716	0.89051	0.75215	0.03359	0.78574	0.43170	(0.04331)	0.38839
Class “A” preferred shares	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931	0.55106	(0.04763)	0.50343
Class “B” preferred shares	0.81899	0.16187	0.98087	0.76906	0.03694	0.80600	0.46509	(0.04764)	0.41745
(a) No instruments were excluded from diluted earnings per share on basis of being antidilutive.
27.6. Long-Term Incentive Plan - ILP
On April 22, 2024, the Extraordinary General Meeting approved the “Plan for the Granting of Restricted Shares and Performance Shares” whose objectives are: (i) aligning the compensation of the management and key positions with Copel's long-term objectives; (ii) link part of the compensation to the Company's value generation; (iii) foster a culture of meritocracy and high performance in the Company; and (iv) retain and attract talent that adds value to the Company.
The Plan is managed by the Board of Directors, with support from the People Committee. The members of the Board of Directors - CAD are eligible only to be granted restricted shares and the Directors and Employees are eligible to be granted both restricted shares and restricted shares for performance.
Granting of restricted shares
Within the scope of the Copel Plan, restricted shares may be granted in a number corresponding to up to 0.2% of the Company's share capital. The acquisition of rights occurs after 2 years from the date of granting, in compliance with the terms and conditions set forth in the plan, programs and specific contracts, except for the first grant signed in 2024 for members of the Board of Directors, which has a term equal to the remaining period of the current terms of office.
The shares received by participants are subject to a restriction period, starting from their delivery, for a period defined by the Board of Directors, with a minimum of 2 years for participants who are Board Members. During the restriction period, the participant will be entitled to the proceeds corresponding to the shares, and may also exercise the political rights of the share without any restriction.
As of December 31, 2024, only the restricted share grants detailed in the table below had been signed, and the expense recognized in the income statement for the year against Equity was R$5,595.

Shares granted	Fair value R$ (*)	CAD approval	Granting and start of vesting	Acquisition of rights (vesting date)	Restriction until	Status
397,742	8.12	Aug. 2024	05.02.2024	05.01.2025	05.01.2027	In progress
516,047	7.60	Oct. 2024	05.02.2024	10.25.2025	n/a	In progress
516,050	7.34	Oct. 2024	05.02.2024	10.25.2026	n/a	In progress
516,058	7.02	Oct. 2024	05.02.2024	10.25.2027	n/a	In progress
(*) Calculation method: Price of common shares on the date of grant, adjusted for expected dividends
27.7. Treasury shares
On November 25, 2024, in accordance with Material Fact 09/24, the Board of Directors approved the creation of the first Share Buyback Program for Common and Preferred Class B Shares, issued by the Company itself, with the aim of keeping them in treasury, canceling them or selling them, without reducing the Company's share capital, as well as complying with the Performance Shares plan.
In December 2024, the first repurchase of 5,698,400 own shares was made on the [B]³ S.A. - Brasil, Bolsa, Balcão at market price. The total amount paid for the shares was R$50,044, which is shown as a reduction in Equity. The Company has 18 months from the approval of the program to cancel, resell or comply with the share grant plan.